Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 11,057,132	$ 393,773	$ 12,015,206
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.00%	0.00%	0.00%	0.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.05%	4.05%	4.55%	4.55%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 11,057,132		$ 8,080,200
Unsecured other loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans			$ 3,935,006